Note 3 - Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes Tables
Restrictions on Cash and Cash Equivalents [Table Text Block]
	March 31, 2021	December 31, 2020
Cash on consolidated balance sheet	$4,102,887	$4,541,013
Restricted cash	876,401	780,998
Total cash and restricted cash	$4,979,288	$5,322,011

	December 31, 2020	December 31, 2019
Cash on consolidated balance sheet	$4,541,013	$486,604
Restricted cash	780,998	629,651
Total cash and restricted cash	$5,322,011	$1,116,255

Point of Sale Equipment, Effect on Other Current Assets [Table Text Block]
Balance December 31, 2018	$525,000
Purchases during 2019	272,000
Amortization 2019	(334,000)
Balance December 31, 2019	$463,000
Purchases during 2020	248,000
Amortization 2020	(333,000)
Balance December 31, 2020	$378,000